Warranty (Tables)	12 Months Ended
Dec. 31, 2016
Product Warranties Disclosures [Abstract]
Schedule of Company's Warranty Accruals

The following is a continuity of the Company’s warranty accruals:

	2016	2015

Balance, beginning of year	$59	$80
Expense, net	101	26
Settlements	(59)	(53)
Acquisitions [i]	174	—
Foreign exchange and other	(5)	6

	$270	$59

[i]	$127 million of the acquisition balance relates to a pre-acquisition settlement agreement negotiated with a customer and a supplier for a specific performance issue [note 7].